Summary of Significant Accounting Policies (Details) - Schedule of computation of diluted shares outstanding - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Computation Of Diluted Shares Outstanding Abstract
Options to purchase shares of common stock	1,495,180	780,640	1,495,180	780,640
Series Seed Preferred Stock		4,584,552		4,584,552	4,584,552	4,584,552
Warrants issued upon close of IPO	111,111		111,111
Private Placement Warrants	1,251,661		1,251,661
Total	2,857,952	5,365,192	2,857,952	5,365,192